Acquisition Contract Liabilities (Details Narrative) - USD ($) $ in Millions	Dec. 29, 2023	Mar. 25, 2019
Monte Carlo Simulation Model [Member] | Measurement Input, Discount Rate [Member]
Business Acquisition [Line Items]
Derivative liability measuremnet input		6.0
Settlement Agreement [Member] | Maruho Co, Ltd. [Member]
Business Acquisition [Line Items]
Repayments of related party debt	$ 7.3
Number of shares transferred	5,451,016
Cutanea Life Sciences, Inc. [Member]
Business Acquisition [Line Items]
Equity interest in acquiree, percentage		100.00%
Cutanea Life Sciences, Inc. [Member] | Share Purchase Agreement [Member]
Business Acquisition [Line Items]
Start-up cost financing		$ 7.3
Biofrontera AG [Member]
Business Acquisition [Line Items]
Equity interest in acquiree, percentage		29.90%